Restricted share units (Tables)	12 Months Ended
	Aug. 31, 2022	Aug. 31, 2021
Restricted Share Units
Disclosure of detailed information about restricted stock units outstanding

The Company’s outstanding RSUs are as follows:

Number
#
Balance, August 31, 2020	402,372
Issued on acquisition of SideQik	23,939
Granted	353,467
Vested	(277,749)
Cancelled	(11,855)
Balance, August 31, 2021	490,174

Balance, August 31, 2021	490,174
Granted	1,086,382
Vested	(203,537)
Cancelled	(176,808)
Balance, August 31, 2022	1,196,211

The Company’s outstanding RSUs are as follows:

Number
#

Balance, August 31, 2019	-
Issued on acquisition of Frankly	50,037
Granted	379,001
Vested	(26,666)
Cancelled	-
Balance, August 31, 2020	402,372

Balance, August 31, 2020	402,372
Issued on acquisition of SideQik	23,939
Granted	353,467
Vested	(277,749)
Cancelled	(11,855)
Balance, August 31, 2021	490,174